Impairment - Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income (Details) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		$ 2,848	$ 2,005	$ 1,191
Cash generating unites first set [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		3,406	2,120	836
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		105,532	7,019	11,826
Recoverable amount		196,994	9,923	16,070
Impairment (losses) / reversals		$ 1,859	$ 524	$ (870)
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Second refining unit in RNEST [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,043	$ 1,114	$ 1,716
Recoverable amount		498	1,092	1,261
Impairment (losses) / reversals		$ 534	$ 22	$ 464
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Fertilizer plant UFN III [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 412
Impairment (losses) / reversals			$ 114	$ 412
Business segment				Gas & Power - Brazil
Oil and gas production and drilling equipment in brazil [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 314	199	$ 360
Recoverable amount			6	4
Impairment (losses) / reversals		$ 307	$ 197	$ 363
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Producing properties relating to oil and gas activities Abroad (several CGUs) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 2,258	$ 215
Recoverable amount			1,554	89
Impairment (losses) / reversals			$ 715	$ 128
Business segment			E&P - Brazil	E&P - Abroad
Panamax vessels - Transpetro [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 112
Impairment (losses) / reversals				$ 112
Business segment				RTM - Brazil
Araucria fertilizers plant [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 70
Impairment (losses) / reversals	$ 70			$ 70
Business segment				Gas & Power - Brazil
Comperj [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 330	$ 46	$ 51
Recoverable amount		117
Impairment (losses) / reversals		$ 209	$ 47	$ 51
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Conecta and DGM [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 38
Impairment (losses) / reversals			$ 38	$ 38
Business segment				Distribution- Abroad
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 33	666	$ 1,863
Recoverable amount			756	1,797
Impairment (losses) / reversals		67	$ 14	$ 68
Business segment			Several Segments	Several Segments
Producing properties relating to oil and gas activities in Roncador [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 3,164
Recoverable amount				2,766
Impairment (losses) / reversals				$ 405
Business segment				E&P - Brazil
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		592	$ 25	$ 317
Recoverable amount		468	109	366
Impairment (losses) / reversals		$ (2)	$ (81)	$ (50)
Business segment		Several	Several Segments	Several Segments
Transpetro's fleet of vessels [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,347	$ 1,721
Recoverable amount		1,453	1,300
Impairment (losses) / reversals		$ (103)	$ 428
Business segment		RTM - Brazil	RTM - Brazil
Producing properties relating to oil and gas activities in Riacho da Forquilha [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 98
Recoverable amount			459
Impairment (losses) / reversals			$ (34)
Business segment			E&P - Brazil
UFN III [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 204	$ 312
Recoverable amount			200
Impairment (losses) / reversals		$ 200	$ 114
Business segment		RTM - Brazil	RTM - Brazil
GASFOR II [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 58
Impairment (losses) / reversals			$ 59
Business segment			Gas & Power - Brazil
Oil and gas production and drilling equipment abroad [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 343
Recoverable amount		15
Impairment (losses) / reversals		$ 333
Business segment		E&P - Abroad
Producing Properties Pampo And Enchova Fields [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 328
Recoverable amount		808
Impairment (losses) / reversals		$ (494)
Business segment		E&P - Brazil
Producing Properties Pampo And Frade Fields [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 19
Recoverable amount		105
Impairment (losses) / reversals		$ (84)
Business segment		E&P - Brazil
Producing Properties Pampo And Maromba Field [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		$ 68
Impairment (losses) / reversals		$ (67)
Business segment		E&P - Brazil
PO And GBV [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 444
Recoverable amount		354
Impairment (losses) / reversals		$ 89
Business segment		E&P - Abroad